Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Profit/(loss) for the year	$ (210)	€ (177)	$ 111	$ (40)
Income tax charge (note 7)	22		29	25
Net finance expense (note 6)	235		70	213
Depreciation and amortization (notes 10, 11)	343		315	290
Exceptional operating items (note 5)	272		20	15
Movement in working capital	16		7	102
Exceptional costs paid, including restructuring	(67)		(22)	(7)
Total cash generated from operations	$ 611		$ 530	$ 598